UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):				 [ ] is a restatement.
								 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Pia Capital Management LP.
				Address: 		3 River Road
							Greenwich, CT 06807
				13F File Number: 28-14112

The institutional investment manager filing this report and the person by whom it is signedhereby represent that the person signing the report is authorized to submit it, that all informationcontained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 				Patrick Iuliano
Title: 				Chief Financial Officer and Head of Compliance
Phone: 				203-742-1607
Signature, 			Place, 			and Date of Signing:
PATRICK IULIANO			 Cos Cob, CT		July 21, 2011
Report Type (Check only one.):
      [ X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	9
Form 13F Information Table Value Total: 	$67,144

List of Other Included Managers:

No. 	13F File Number 	Name




FORM 13F INFORMATION TABLE


																	Voting Authority
Name of Issuer		Title of Class		CUSIP	Value (x1000)	Quantity	Sh/Prn	Put/CallInvstmt Dscretn	Other Managers	Sole	Shared	None


FREEPORT-MCMORAN COPPER & GO   	COM		35671D857	794	15000		SH		SOLE				15000
FREEPORT-MCMORAN COPPER & GO   	COM		35671D857	5290	100000		SH	CALL	SOLE
GENERAL MARITIME CORP NEW      	SHS		Y2693R101	776	575000		SH		SOLE				575000
HESS CORP	    		COM		42809H107	14952	200000		SH	CALL	SOLE
ISHARES INC	                MSCI BRAZIL	464286400	5501	75000		SH	PUT	SOLE
PETROHAWK ENERGY CORP		COM		716495106	9868	400000		SH	CALL	SOLE
POTASH CORP SASK INC		COME		73755L107	18522	325000		SH	CALL	SOLE
SELECT SECTOR SPDR TR		SBI INT-ENERGY	81369Y506	2637	35000		SH		SOLE				35000
STILLWATER MNG CO		COM		86074Q102	8804	400000		SH	call	SOLE



